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December 27, 2024

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Virtus Manaiged Account Completion Shares (MACS) Trust (formerly Virtus Solutions SMA Trust)
Pre-effective Amendment No. 1 to Registration Statement on Form N-1A (File Nos. 333-280702 and 811-23968)

To the Commission Staff:

Transmitted herewith by means of electronic submission on behalf of Virtus Managed Account Completion Shares (MACS) Trust (formerly Virtus Solutions SMA Trust)(the “Trust”), a Delaware statutory trust, for filing under both the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is pre-effective amendment No. 1 to the registration statement for the Trust on Form N-1A.

Please direct any questions or comments on the enclosed to the attention of the undersigned at 860.263.4790 or jennifer.fromm@virtus.com. Thank you for your time and attention.

Sincerely,

/s/ Jennifer Fromm

Jennifer Fromm

Vice President, Counsel, Chief Legal Officer and Secretary

Virtus Managed Account Completion Shares (MACS) Trust

cc:	Ralph Summa

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